SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

                                -----------------

                            DWS Core Plus Income Fund

The fund's Board has approved the termination of Aberdeen Asset Management Inc. ("AAMI") as the fund's subadvisor, and Aberdeen Asset Management Investment Services Limited ("AAMISL") as the fund's sub-subadvisor. Effective December 1, 2008, Deutsche Investment Management Americas Inc. (the "Advisor") will assume all day-to-day advisory responsibilities for the fund that were previously delegated to AAMI and AAMISL. Effective December 1, 2008 through November 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee so that the total operating expenses for each class of the fund will not exceed 0.95% for Class A shares, 1.70% for both Class B and Class C shares and 0.70% for Class S shares, in each instance excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The fund's Board has also approved certain changes to the fund's investment strategy.

Effective December 1, 2008, the following information replaces "The Fund's Main Investment Strategy" section of the fund's prospectuses:

The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.

The fund primarily invests in US dollar-denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. A significant portion of the fund's assets may also be allocated among foreign investment grade fixed income securities, high yield bonds of US and foreign issuers (including high yield bonds of issuers in countries with new or emerging securities markets), or, to maintain liquidity, in cash or money market instruments.

The fund may invest up to 25% of its total assets in foreign investment grade bonds (those considered to be in the top four grades of credit quality).

In addition, the fund may also invest up to 35% of total assets in securities of US and foreign issuers that are below investment grade (rated as low as the sixth credit grade, i.e., grade B, otherwise known as junk bonds). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and may have higher risk of default on payments of interest or principal. The fund may invest up to 20% of total assets in US dollar or foreign currency denominated bonds of issuers located in countries with new or emerging securities markets.

The fund may have exposure of up to 15% of total assets in foreign currencies. Currency forward contracts are permitted for both non-hedging and hedging purposes.

US Investment Grade Securities. In selecting these securities for investment, the advisor typically:

o assigns a relative value to each bond, based on creditworthiness, cash flow and price;

o determines the value of each issue by examining the issuer's credit quality, debt structure, option value and liquidity risks. The portfolio managers look to take advantage of any inefficiencies between this value and market trading price;

o uses credit analysis to determine the issuer's ability to fulfill its contracts; and

o uses a bottom-up approach which subordinates sector weightings to individual bonds that the advisor believes may add above-market value.

The advisor generally sells these securities when they reach their target price or when there is a negative change in their outlook relative to the other securities held by the fund. Bonds may also be sold to facilitate the purchase of an issue with more attractive risk/return characteristics.

Foreign Investment Grade Securities and Emerging Markets High Yield Securities. In selecting these securities for investment, the advisor follows a bottom-up, relative value strategy. The advisor looks to purchase foreign securities that offer incremental value over US Treasuries. The advisor invests in a focused fashion, so that it is not simply investing in a basket of all non-US fixed income markets, but instead only those markets that its relative value process has identified as being the most attractive. The advisor sells securities or exchanges currencies when they meet their target price objectives or when the advisor revises price objectives downward. In selecting emerging market securities, the advisor also considers short-term factors such as market sentiment, capital flows, and new issue programs.


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

September 24, 2008
DCPIF-3601

High Yield Securities (Excluding Emerging Market Sovereign Debt). In selecting these securities for investment, the advisor:

o analyzes economic conditions for improving or undervalued sectors and industries;

o uses independent credit research and on-site management visits to evaluate individual issuer's debt service, growth rate, and both downgrade and upgrade potential;

o    assesses new issues versus secondary market opportunities; and

o seeks issues within attractive industry sectors and with strong long-term fundamentals and improving credits.

Factors that influence the portfolio managers' decision to sell a security could include the realization of anticipated gains/target yield, deterioration in a company's fundamentals (i.e., a repeated shortfall in revenues or cash flow), or some unexpected development that, in the portfolio managers' opinion, will diminish the company's competitive position or ability to generate adequate cash flow.

Derivatives. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The fund may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the fund may use interest rate and currency futures contracts, eurodollars futures contracts, interest rate and currency swaps, and credit default swaps.

Securities Lending. The fund may lend its investment securities in an amount up to 33(1)/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Effective December 1, 2008, the following information replaces information about the portfolio management team in the "Portfolio management" section of the fund's prospectuses:

The following people handle the day-to-day management of DWS Core Plus Income
Fund:

Kenneth R. Bowling, CFA, Managing Director                      J. Richard Robben, CFA, Vice President
Head of Institutional Fixed Income Investments, Americas:       Portfolio Manager for Institutional Fixed Income: Louisville.
Louisville.                                                       o Joined Deutsche Asset Management in March 2007 after 11 years
  o Joined Deutsche Asset Management in 2007 after 14 years         of experience at INVESCO Institutional, most recently as
    of experience at INVESCO where he was most recently             senior portfolio manager for LIBOR-related strategies and head
    director of US fixed Income.                                    of portfolio construction group for North American Fixed
  o BS and MEng from University of Louisville.                      Income.
Jamie Guenther, CFA, Managing Director                            o BA from Bellarmine University.
Head of Institutional Credit: Louisville.                       David Vignolo, CFA, Vice President
  o Joined Deutsche Asset Management in 2007 after 25 years     Portfolio and Sector Manager for Institutional Fixed Income:
    of experience, most recently as head of Credit Research     Louisville.
    and CDO/CSO Credit for INVESCO. Prior to that he was head      o Joined Deutsche Asset Management in March 2007 after 20 years
    of financial institution investment research at Duff &           of experience that included head of corporate bond trading and
    Phelps Investment Research. Before that he was a global          portfolio manager for INVESCO and Conning Asset Management
    security analyst for Alexander & Alexander. He began his         Co., and corporate bond trader and portfolio manager for ANB
    career in 1982 at Touche Ross Financial Consulting.              Investment Management Co.
  o BBA from Western Michigan University.                          o BS from Indiana University; MBA from Case Western Reserve
John Brennan, Director                                              University.
Portfolio and Sector Manager for Institutional Fixed Income:    J. Kevin Horsley, CFA, CPA, Director
Louisville.                                                     Credit Analyst for Institutional Fixed Income: Louisville.
  o Joined Deutsche Asset Management in March 2007 after           o Joined Deutsche Asset Management in March 2007 after 13 years
    14 years of experience at INVESCO and Freddie Mac. Prior         of experience, of which 11 were at INVESCO as senior analyst
    to joining was head of Structured Securities sector team         for a variety of credit sectors. He also has experience in the
    for INVESCO and before that was senior fixed income              structured securities market (asset-backed and commercial
    portfolio manager at Freddie Mac specializing in MBS,            mortgage-backed securities), and in research coverage of
    CMBS, collateralized mortgage obligations, ARMS, mortgage        foreign exchange markets, corporate finance, market planning
    derivatives, US Treasuries and agency debt.                      in the telecom sector, and in public accounting.
  o BS from University of Maryland; MBA from William & Mary.       o BA from Transylvania University; MBA from Owen Graduate School
Bruce Harley, CFA, CEBS, Director                                    of Management, Vanderbilt University.
Portfolio and Sector Manager for Institutional Fixed Income:    Stephen Willer, CFA, Vice President
Louisville.                                                     Portfolio manager for Institutional Fixed Income: Louisville.
  o Joined Deutsche Asset Management in March 2007 after           o Joined Deutsche Asset Management in March 2007 after 13 years
    18 years of experience at INVESCO where he was head of           of experience, 11 of which were at AMVESCAP, INVESCO
    Governments and Derivatives, responsible for positioning         Institutional, where he was CDO portfolio manager responsible
    for US duration and term structure; Government and               for structuring, pricing and managing corporate credit CSOs,
    futures trading.                                                 developing CDS based trading strategies and vehicles, and
  o BS in Economics from University of Louisville.                   Alpha decisions for CDS index trading. He started his career as a financial analyst at Providian Capital Management.
                                                                  o BS in Finance/Economics from the University of Richmond.

             Please Retain This Supplement for Future Reference


September 24, 2008
DCPIF-3601